SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts(a)	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	CBOT Rough Rice Future(b)	09/14/2023	$ 61,880	$ 550
1	CBOT Wheat Future(b)	12/14/2023	34,587	(1,538)
1	CME Australian Dollar Currency Future(b)	09/18/2023	67,290	(1,427)
6	CME British Pound Currency Future(b)	09/18/2023	481,538	6,908
2	CME E-Mini NASDAQ 100 Index Future	09/15/2023	634,300	6,853
2	CME E-mini Russell 2000 Index Futures	09/15/2023	201,360	2,330
5	CME E-Mini Standard & Poor's 500 Index Futures	09/15/2023	1,153,625	8,385
5	CME Euro Foreign Exchange Currency Future(b)	09/18/2023	689,031	144
1	CME Euro FX/Japanese Yen Cross Rate Currency(b)	09/18/2023	19,458,750	5,215
1	CME Feeder Cattle Future(b)	10/26/2023	125,513	633
2	CME Live Cattle Future(b)	10/31/2023	143,620	810
2	CME Live Cattle Future(b)	12/29/2023	146,720	250
8	CME New Zealand Dollar Currency Future(b)	09/18/2023	497,200	(3,102)
2	CME Swiss Franc Currency Future(b)	09/18/2023	288,288	(1,112)
1	Cocoa Future(b)	09/14/2023	26,980	2,671
1	COMEX Copper Future(b)	09/27/2023	100,200	413
9	COMEX Gold 100 Troy Ounces Future(b)	12/27/2023	1,808,280	4,824
2	COMEX Silver Future(b)	09/27/2023	249,720	1,045
6	E-mini Dow Jones Industrial Average Index Futures	09/15/2023	1,070,850	6,195
7	Eurex 10 Year Euro BUND Future(b)	09/07/2023	931,000	(2,875)
1	Eurex DAX Index Future	09/15/2023	413,725	7,056
8	Eurex EURO STOXX 50 Future	09/15/2023	359,680	4,609
3	Euronext CAC 40 Index Future	08/18/2023	225,405	2,121
2	Euronext Maize Future(b)	11/06/2023	23,650	(577)
4	French Government Bond Futures(b)	09/07/2023	510,160	(4,370)
2	FTSE/MIB Index Future	09/15/2023	298,000	10,220
4	HKG Hang Seng China Enterprises Index Future	08/30/2023	1,389,000	2,565
2	HKG Hang Seng Index Future	08/30/2023	2,020,300	10,257
3	ICE Brent Crude Oil Future(b)	08/31/2023	256,290	15,840
1	ICE Brent Crude Oil Future(b)	09/29/2023	84,950	2,320
1	ICE Gas Oil Future(b)	08/10/2023	87,725	11,600
1	ICE Gas Oil Future(b)	09/12/2023	86,000	9,775
4	LME Copper Future(b)	09/18/2023	883,050	21,475
4	LME Lead Future(b)	09/18/2023	215,500	4,000)
4	LME Primary Aluminum Future(b)	09/18/2023	226,801	1,489
3	MDE Crude Palm Oil Future(b)	10/13/2023	290,850	(139)
28	MDE Kuala Lumpur Composite Index Future	08/30/2023	2,051,700	2,335
2	MEFF Madrid IBEX 35 Index Future	08/18/2023	193,470	182
1	MGE Red Wheat Future(b)	09/14/2023	42,787	(487)
3	Montreal Exchange S&P/TSX 60 Index Future	09/14/2023	744,000	4,643
1	NYBOT CSC Number 11 World Sugar Future(b)	09/29/2023	27,003	(1,982)
7	NYBOT CTN Number 2 Cotton Future(b)	12/06/2023	296,520	(9,590)
3	NYMEX Brent Crude Oil Last Day Future Contract(b)	08/31/2023	256,290	5,000
2	NYMEX Light Sweet Crude Oil Future(b)	08/22/2023	163,600	4,700
1	NYMEX Light Sweet Crude Oil Future(b)	09/20/2023	81,320	4,950
2	NYMEX NY Harbor ULSD Futures(b)	08/31/2023	250,782	47,120
2	NYMEX NY Harbor ULSD Futures(b)	09/29/2023	247,867	27,178
2	NYMEX Reformulated Gasoline Blendstock for OxygenBlending RBOB Futures(b)	08/31/2023	243,222	19,433
5	OML Stockholm OMXS30 Index Future	08/18/2023	1,127,750	316

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts(a)	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
1	OSE Gold Future(b)	06/25/2024	$ 8,898,000	$ 81
7	OSE Nikkei 225 mini Future	09/07/2023	23,282,000	7,401
1	OSE Platinum Future(b)	06/25/2024	2,100,000	195
1	Robusta Coffee Future 10-Tonne(b)	09/25/2023	26,210	(1,500)
7	SAFEX FTSE/JSE Top 40 Index Future	09/21/2023	5,171,600	3,278
13	SFE 90 Day Australian Bank Accepted Bills Future(b)	12/07/2023	12,418,900	189
4	SFE S&P ASX Share Price Index 200 Future	09/21/2023	735,800	1,428
19	SGX FTSE China A50 Futures Contract	08/30/2023	253,213	(877)
5	SGX FTSE Taiwan Index Futures	08/30/2023	296,450	(1,500)
8	SGX MSCI Singapore Index Future	08/30/2023	244,360	6,093
1	TCM Crude Oil Future(b)	12/29/2023	3,559,500	2,112
4	Three Month SARON Index Futures(b)	12/19/2023	1,125,833	216
2	TSE TOPIX (Tokyo Price Index) Future	09/07/2023	46,540,000	597
2	WCE Canola Future(b)	11/14/2023	31,360	2,557
1	White Sugar Future(b)	09/15/2023	34,165	2,100
	Net Unrealized Appreciation on Long Futures Contracts			$ 261,581

OPEN FUTURES CONTRACTS
Number of Contracts(a)	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	3 Month Euro Euribor Future(b)	03/18/2024	$ 480,975	$ 337
2	3 Month Euro Euribor Future(b)	06/17/2024	481,875	469
2	3 Month Euro Euribor Future(b)	09/16/2024	482,925	1,617
3	3 Month Euro Euribor Future(b)	12/18/2023	720,862	297
8	CBOT 10 Year US Treasury Note(b)	09/20/2023	891,250	125
11	CBOT 2 Year US Treasury Note Future(b)	09/29/2023	2,233,344	16,434
2	CBOT 30 Day Federal Funds Future(b)	01/31/2024	788,563	21
6	CBOT 30 Day Federal Funds Future(b)	10/31/2023	2,365,814	(167)
2	CBOT 30 Day Federal Funds Future(b)	11/30/2023	788,230	2,438
17	CBOT 5 Year US Treasury Note(b)	09/29/2023	1,815,945	27,516
1	CBOT Soybean Future(b)	11/14/2023	66,587	2,325
3	CBOT Soybean Meal Future(b)	12/14/2023	118,770	1,520
4	CME Euro FX/British Pound Cross Rate Currency(b)	09/18/2023	429,275	(1,167)
3	CME Japanese Yen Currency Future(b)	09/18/2023	265,575	2,773
14	CME Mexican Peso Currency Future(b)	09/18/2023	414,820	(11,435)
40	Eurex 2 Year Euro SCHATZ Future(b)	09/07/2023	4,202,000	(4,855)
1	Eurex 30 Year Euro BUXL Future(b)	09/07/2023	134,580	(638)
14	Eurex 5 Year Euro BOBL Future(b)	09/07/2023	1,622,460	(4,065)
3	Euronext Milling Wheat Future(b)	09/11/2023	36,000	(1,662)
2	Euronext Rapeseed Future(b)	10/31/2023	44,500	–
1	FVSA index - Mini-Futures on VSTOXX	08/16/2023	1,630	49
2	LME Copper Future(b)	09/18/2023	441,525	(32,200)
3	LME Lead Future(b)	09/18/2023	161,625	(8,019)
7	LME Primary Aluminum Future(b)	09/18/2023	396,902	(3,652)
4	Long Gilt Future(b)	09/27/2023	384,520	(7,245)
2	Montreal Exchange 10 Year Canadian Bond Future(b)	09/20/2023	240,200	1,757
2	Montreal Exchange 3 Month Canadian Bank Acceptance(b)	12/18/2023	471,925	2,856
2	NYBOT CSC C Coffee Future(b)	09/19/2023	123,487	3,094

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts(a)	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
5	NYBOT CSC Cocoa Future(b)	09/14/2023	$ 177,400	$ (4,730)
1	NYBOT FINEX United States Dollar Index Future(b)	09/18/2023	101,626	349
1	NYMEX Henry Hub Natural Gas Futures(b)	08/29/2023	26,340	720
10	One-Month SOFR Futures(b)	09/29/2023	3,944,899	1,542
4	One-Month SOFR Futures(b)	10/31/2023	1,577,460	521
2	One-Month SOFR Futures(b)	11/30/2023	788,355	83
7	OSE Rubber Future(b)	12/22/2023	6,996,500	1,295
4	SFE 10 Year Australian Bond Future(b)	09/15/2023	383,780	3,042
13	SFE 3 Year Australian Bond Future(b)	09/15/2023	1,249,820	1,053
3	SFE 90 Day Australian Bank Accepted Bills Future(b)	03/07/2024	2,865,000	(749)
2	Three-Month SOFR Futures(b)	06/18/2024	474,200	3,788
2	Three-Month SOFR Futures(b)	09/17/2024	475,800	1,906
4	Three-Month SOFR Futures(b)	12/19/2023	945,900	3,063
2	Three-Month SOFR Futures(b)	03/19/2024	473,125	962
	Net Unrealized Appreciation on Short Futures Contracts			$ 1,368
	Net Unrealized Appreciation on Futures Contracts			$ 262,949

(a) All collateral for open futures contracts consists of cash included as deposits with the broker.
(b) All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

BOBL -Bundes Obligation
CAC - French Stock Market Index
CBOT - Central Bank of Turkey
CME - Chicago Mercantile Exchange
COMEX - Commodity Exchange
CSC - Canadian Securities Course
CTN - Customer Transaction Note
DAX - Deutscher Aktienindex
FINEX- Financial Instruments Exchange
FTSE - Financial Times Stock Exchange
FVSA - Fox Valley Surgical Associates
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
LME - London Metal Exchange
MDE - Mylaysia Derivatives Exchange
MEFF - Mercado Espanol de Futuros Financieros -Bundes Obligation
NASDAQ - National Association of Securities Dealers Automated Quotations

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

NYBOT - The New York Board of Trade
NYMEX - The New York Mercantile Exchange
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SAFEX - South Asian Federation of Stock Exchanges
SFE - Sydney Futures Exchange
SGX - Stock Exchange of Singapore
SOFR - secured Overnight Financing Rate
STOXX - Stock Index of Eurozone Stocks
TSE - Tokyo Stock Exchange
ULSD - Ultra Low Sulfur Diesel
VSTOXX - Volatility Derivatives on Eurex Exchange
WCE - Winnipeg Commodity Exchange

Forward Foreign Currency Contracts
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	09/20/2023	ADM Investor Services, Inc.	200,000	$ 134,564	$ (1,805)
Brazilian Real	09/20/2023	StoneX Group, Inc.	600,000	125,948	9,185
British Pound	09/20/2023	ADM Investor Services, Inc.	200,000	256,746	4,016
Canadian Dollar	09/20/2023	ADM Investor Services, Inc.	300,000	227,676	2,184
Chilean Peso	09/20/2023	StoneX Group, Inc.	120,000,000	142,324	(2,955)
Columbian Peso	09/20/2023	StoneX Group, Inc.	600,000,000	150,823	18,926
Czech Koruna	09/20/2023	ADM Investor Services, Inc.	6,000,000	275,542	1,346
Danish Krone	09/20/2023	ADM Investor Services, Inc.	3,600,000	532,812	674
Euro	09/20/2023	ADM Investor Services, Inc.	700,000	771,659	1,144
Hungarian Forints	09/20/2023	ADM Investor Services, Inc.	20,000,000	56,151	11
Indian Rupee	09/20/2023	StoneX Group, Inc.	160,000,000	1,942,200	(5,758)
Indonesia Rupiah	09/20/2023	StoneX Group, Inc.	8,000,000,000	529,440	(6,287)
Japanese Yen	09/20/2023	ADM Investor Services, Inc.	40,000,000	283,404	(5,373)
New Zealand Dollar	09/20/2023	ADM Investor Services, Inc.	900,000	558,909	(5,077)
Norwegian Krone	09/20/2023	ADM Investor Services, Inc.	2,400,000	237,188	9,826
Peruvian Sole	09/20/2023	StoneX Group, Inc.	1,600,000	442,876	10,841
Philippine Peso	09/20/2023	StoneX Group, Inc.	60,000,000	1,096,122	11,913
Polish Zloty	09/20/2023	ADM Investor Services, Inc.	800,000	199,278	11,506
Singapore Dollar	09/20/2023	ADM Investor Services, Inc.	800,000	603,068	(11)
South African Rand	09/20/2023	ADM Investor Services, Inc.	3,500,000	194,859	7,581
South Korean Won	09/20/2023	StoneX Group, Inc.	1,100,000,000	863,346	2,745
Swedish Krona	09/20/2023	ADM Investor Services, Inc.	3,000,000	285,695	318
Swiss Franc	09/20/2023	ADM Investor Services, Inc.	400,000	461,164	12,106
Taiwanese Dollar	09/20/2023	StoneX Group, Inc.	15,000,000	478,455	(11,376)
Thailand Baht	09/20/2023	StoneX Group, Inc.	16,000,000	469,936	1,242
USD	09/20/2023	StoneX Group, Inc.	1,800,000	251,967	776
				$11,572,156	$67,698

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
Forward Foreign Currency Contracts (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	09/20/2023	ADM Investor Services, Inc.	200,000	$ 134,565	$ (3,991)
British Pound	09/20/2023	ADM Investor Services, Inc.	200,000	256,745	175
Canadian Dollar	09/20/2023	ADM Investor Services, Inc.	300,000	227,674	(5,174)
CNH	09/20/2023	StoneX Group, Inc.	3,000,000	419,945	5,375
Chilean Peso	09/20/2023	StoneX Group, Inc.	120,000,000	142,324	(606)
Czech Koruna	09/20/2023	ADM Investor Services, Inc.	3,000,000	137,771	(1,649)
Danish Krone	09/20/2023	ADM Investor Services, Inc.	2,400,000	355,208	(4,948)
Euro	09/20/2023	ADM Investor Services, Inc.	500,000	551,184	(4,222)
Hungarian Forints	09/20/2023	ADM Investor Services, Inc.	20,000,000	56,151	(785)
Indian Rupee	09/20/2023	StoneX Group, Inc.	160,000,000	1,942,204	(12,018)
Indonesia Rupiah	09/20/2023	StoneX Group, Inc.	8,000,000,000	529,440	(937)
Japanese Yen	09/20/2023	ADM Investor Services, Inc.	60,000,000	425,106	8,098
New Zealand Dollar	09/20/2023	ADM Investor Services, Inc.	700,000	434,705	(10,135)
Norwegian Krone	09/20/2023	ADM Investor Services, Inc.	2,400,000	237,186	(20,344)
Peruvian Sole	09/20/2023	StoneX Group, Inc.	1,200,000	332,157	(1,696)
Philippine Peso	09/20/2023	StoneX Group, Inc.	48,000,000	876,899	(13,245)
South African Rand	09/20/2023	ADM Investor Services, Inc.	3,500,000	194,858	(17,968)
Singapore Dollar	09/20/2023	ADM Investor Services, Inc.	400,000	301,535	(625)
Swiss Franc	09/20/2023	ADM Investor Services, Inc.	200,000	230,582	976
South Korean Won	09/20/2023	StoneX Group, Inc.	800,000,000	627,888	(15,058)
Swedish Krona	09/20/2023	ADM Investor Services, Inc.	3,000,000	285,695	(8,133)
Thailand Baht	09/20/2023	StoneX Group, Inc.	8,000,000	234,968	(2,680)
Taiwanese Dollar	09/20/2023	StoneX Group, Inc.	21,000,000	669,836	13,851
				$ 9,604,623	$ (95,739)
Net unrealized depreciation on forward foreign currency contracts					$ (28,041)

Cross Currency Contracts
Foreign Currency	Settlement Date		Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)

To Buy:	To Sell:
Australian Dollar	Canadian Dollar	9/20/2023	ADM Investor Services, Inc.	1,000,000	903,032	672,823	(685,325)	$ (12,502)
Australian Dollar	Japanese Yen	9/20/2023	ADM Investor Services, Inc.	400,000	35,822,400	269,129	(253,805)	15,324
Australian Dollar	New Zealand Dollar	9/20/2023	ADM Investor Services, Inc.	500,000	547,352	336,411	(339,908)	(3,497)
British Pound	Canadian Dollar	9/20/2023	ADM Investor Services, Inc.	200,000	337,482	256,745	(256,120)	625
British Pound	Euro	9/20/2023	ADM Investor Services, Inc.	429,433	500,000	551,275	(551,183)	92
British Pound	Japanese Yen	9/20/2023	ADM Investor Services, Inc.	200,000	34,168,600	256,745	(242,087)	14,658
British Pound	Swiss Franc	9/20/2023	ADM Investor Services, Inc	357,239	400,000	458,596	(461,163)	(2,567)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
Cross Currency Contracts (Continued)

Foreign Currency	Settlement Date		Counterparty	Local Currency Amount Purchased Sell	Local currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:

Canadian Dollar	Australian Dollar	9/20/2023	ADM Investor Services, Inc.	1,148,440	1,300,000	871,569	(874,670)	$ (3,101)
Canadian Dollar	Japanese Yen	9/20/2023	ADM Investor Services, Inc.	200,000	20,267,040	151,783	(143,594)	8,189
Euro	British Pound	9/20/2023	ADM Investor Services, Inc.	300,000	259,670	330,709	(333,345)	(2,636)
Euro	Japanese Yen	9/20/2023	ADM Investor Services, Inc.	200,000	29,487,600	220,473	(208,922)	11,551
Euro	Norwegian Krone	9/20/2023	ADM Investor Services, Inc.	50,441	600,000	55,605	(59,297)	(3,692)
Euro	Swedish Krona	9/20/2023	ADM Investor Services, Inc.	309,851	3,600,000	341,569	(342,836)	(1,267)
Euro	Swiss Franc	9/20/2023	ADM Investor Services, Inc.	619,996	600,000	683,462	(691,745)	(8,283)
Japanese Yen	Australian Dollar	9/20/2023	ADM Investor Services, Inc.	36,993,000	400,000	262,099	(269,129)	(7,030)
Japanese Yen	British Pound	9/20/2023	ADM Investor Services, Inc.	35,077,000	200,000	248,524	(256,745)	(8,221)
Japanese Yen	Canadian Dollar	9/20/2023	ADM Investor Services, Inc.	20,760,346	200,000	147,089	(151,783)	(4,694)
Japanese Yen	Euro	9/20/2023	ADM Investor Services, Inc.	30,199,960	200,000	213,969	(220,473)	(6,504)
New Zealand Dollar	Australian Dollar	9/20/2023	ADM Investor Services, Inc.	1,192,479	1,100,000	740,537	(740,105)	432
Norwegian Krone	Euro	9/20/2023	ADM Investor Services, Inc.	600,000	52,578	59,297	(57,960)	1,337
Swedish Krona	Euro	9/20/2023	ADM Investor Services, Inc.	3,600,000	311,311	342,835	(343,178)	(343)
Swiss Franc	British Pound	9/20/2023	ADM Investor Services, Inc.	400,000	359,031	461,163	(460,898)	265
Swiss Franc	Euro	9/20/2023	ADM Investor Services, Inc.	900,000	934,653	1,037,617	(1,030,329)	7,288
Swiss Franc	Japanese Yen	9/20/2023	ADM Investor Services, Inc.	200,000	30,473,340	230,582	(215,906)	14,676
				135,838,185	163,024,089	$ 9,200,606	$ 9,190,506	$ 10,100

Net unrealized depreciation on forward foreign currency contracts and forward foreign cross currency contracts								$ (17,941)